Transfers of financial assets and variable interest entities (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Transfers of financial assets and variable interest entities
Number of primary categories of VIEs			3
Average maturity of CP (in days)	21	20
Average maturity of conduit's assets (in years)	3.1	3.1
Minimum percentage of outstanding issuances held by primary beneficiary used under the previous consolidation model (as a percent)	50.00%		50.00%
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,491	1,510	1,491	1,432	2,008
Trading assets, consolidated VIEs	7,479	8,469	7,479	8,717	6,512
Other investments, consolidated VIEs	2,043	2,482	2,043	2,334	2,826
Net loans, consolidated VIEs	4,036	4,459	4,036	3,745	5,922
Premises and equipment, consolidated VIEs	91	80	91	72	57
Liabilities of consolidated VIEs (CHF million)
Trading liabilities, consolidated VIEs	165	183	165	188	383
Short-term borrowings, consolidated VIEs	4,126	4,733	4,126	4,333	4,352
Long-term debt, consolidated VIEs	18,184	20,155	18,184	19,739	21,918
Other liabilities, consolidated VIEs	820	778	820	840	1,603
Consolidated VIEs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,491		1,491	1,432
Trading assets, consolidated VIEs	7,479		7,479	8,717
Investment securities, consolidated VIEs	45		45	72
Other investments, consolidated VIEs	2,043		2,043	2,334
Net loans, consolidated VIEs	4,036		4,036	3,745
Premises and equipment, consolidated VIEs	91		91	72
Loans held-for-sale	13,631		13,631	15,470
Other assets	3,133		3,133	4,100
Total assets of consolidated VIEs	31,949		31,949	35,942
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	433		433	54
Trading liabilities, consolidated VIEs	165		165	188
Short-term borrowings, consolidated VIEs	4,126		4,126	4,333
Long-term debt, consolidated VIEs	18,184		18,184	19,739
Other liabilities, consolidated VIEs	820		820	840
Total liabilities of consolidated VIEs	23,728		23,728	25,154
Consolidated VIEs | CDOs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,171		1,171	1,011
Trading assets, consolidated VIEs	1,857		1,857	1,943
Investment securities, consolidated VIEs	0		0	0
Other investments, consolidated VIEs	0		0	0
Net loans, consolidated VIEs	0		0	0
Premises and equipment, consolidated VIEs	0		0	0
Loans held-for-sale	6,832		6,832	7,510
Other assets	42		42	58
Total assets of consolidated VIEs	9,902		9,902	10,522
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0		0	0
Trading liabilities, consolidated VIEs	27		27	33
Short-term borrowings, consolidated VIEs	0		0	0
Long-term debt, consolidated VIEs	9,082		9,082	9,617
Other liabilities, consolidated VIEs	58		58	54
Total liabilities of consolidated VIEs	9,167		9,167	9,704
Consolidated VIEs | CP Conduit
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	37		37	24
Trading assets, consolidated VIEs	979		979	1,392
Investment securities, consolidated VIEs	45		45	72
Other investments, consolidated VIEs	0		0	0
Net loans, consolidated VIEs	2,939		2,939	2,521
Premises and equipment, consolidated VIEs	0		0	0
Loans held-for-sale	0		0	0
Other assets	1,154		1,154	1,278
Total assets of consolidated VIEs	5,154		5,154	5,287
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0		0	0
Trading liabilities, consolidated VIEs	0		0	0
Short-term borrowings, consolidated VIEs	4,121		4,121	4,307
Long-term debt, consolidated VIEs	25		25	23
Other liabilities, consolidated VIEs	0		0	6
Total liabilities of consolidated VIEs	4,146		4,146	4,336
Consolidated VIEs | Financial intermediation - Securitizations
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	57		57	95
Trading assets, consolidated VIEs	23		23	31
Investment securities, consolidated VIEs	0		0	0
Other investments, consolidated VIEs	0		0	0
Net loans, consolidated VIEs	0		0	0
Premises and equipment, consolidated VIEs	0		0	0
Loans held-for-sale	6,794		6,794	7,960
Other assets	1		1	1
Total assets of consolidated VIEs	6,875		6,875	8,087
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0		0	0
Trading liabilities, consolidated VIEs	0		0	0
Short-term borrowings, consolidated VIEs	0		0	0
Long-term debt, consolidated VIEs	7,857		7,857	9,139
Other liabilities, consolidated VIEs	61		61	99
Total liabilities of consolidated VIEs	7,918		7,918	9,238
Consolidated VIEs | Financial intermediation - Funds
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	79		79	118
Trading assets, consolidated VIEs	3,070		3,070	3,417
Investment securities, consolidated VIEs	0		0	0
Other investments, consolidated VIEs	7		7	46
Net loans, consolidated VIEs	0		0	0
Premises and equipment, consolidated VIEs	0		0	0
Loans held-for-sale	0		0	0
Other assets	25		25	65
Total assets of consolidated VIEs	3,181		3,181	3,646
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0		0	0
Trading liabilities, consolidated VIEs	131		131	149
Short-term borrowings, consolidated VIEs	5		5	26
Long-term debt, consolidated VIEs	479		479	499
Other liabilities, consolidated VIEs	2		2	32
Total liabilities of consolidated VIEs	617		617	706
Consolidated VIEs | Financial intermediation - Loans
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	123		123	129
Trading assets, consolidated VIEs	474		474	605
Investment securities, consolidated VIEs	0		0	0
Other investments, consolidated VIEs	1,589		1,589	1,781
Net loans, consolidated VIEs	51		51	60
Premises and equipment, consolidated VIEs	38		38	39
Loans held-for-sale	5		5	0
Other assets	1,813		1,813	2,278
Total assets of consolidated VIEs	4,093		4,093	4,892
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0		0	0
Trading liabilities, consolidated VIEs	0		0	0
Short-term borrowings, consolidated VIEs	0		0	0
Long-term debt, consolidated VIEs	216		216	221
Other liabilities, consolidated VIEs	225		225	322
Total liabilities of consolidated VIEs	441		441	543
Consolidated VIEs | Financial intermediation - Other
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	24		24	55
Trading assets, consolidated VIEs	1,076		1,076	1,329
Investment securities, consolidated VIEs	0		0	0
Other investments, consolidated VIEs	447		447	507
Net loans, consolidated VIEs	1,046		1,046	1,164
Premises and equipment, consolidated VIEs	53		53	33
Loans held-for-sale	0		0	0
Other assets	98		98	420
Total assets of consolidated VIEs	2,744		2,744	3,508
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	433		433	54
Trading liabilities, consolidated VIEs	7		7	6
Short-term borrowings, consolidated VIEs	0		0	0
Long-term debt, consolidated VIEs	525		525	240
Other liabilities, consolidated VIEs	474		474	327
Total liabilities of consolidated VIEs	1,439		1,439	627
Non-consolidated VIEs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	9,759		9,759	9,953
Net loans, non-consolidated VIEs	9,495		9,495	10,662
Other assets, non-consolidated VIEs	95		95	112
Total variable interest assets, non-consolidated VIEs	19,349		19,349	20,727
Maximum exposure to loss (CHF million)
Maximum exposure to loss	24,013		24,013	25,896
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	212,248		212,248	238,367
Non-consolidated VIEs | CDOs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	100		100	130
Net loans, non-consolidated VIEs	0		0	332
Other assets, non-consolidated VIEs	0		0	0
Total variable interest assets, non-consolidated VIEs	100		100	462
Maximum exposure to loss (CHF million)
Maximum exposure to loss	492		492	634
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	11,358		11,358	10,491
Non-consolidated VIEs | Financial intermediation - Securitizations
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	4,518		4,518	3,847
Net loans, non-consolidated VIEs	142		142	145
Other assets, non-consolidated VIEs	0		0	0
Total variable interest assets, non-consolidated VIEs	4,660		4,660	3,992
Maximum exposure to loss (CHF million)
Maximum exposure to loss	7,834		7,834	7,686
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	99,872		99,872	115,024
Non-consolidated VIEs | Financial intermediation - Funds
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	2,038		2,038	2,426
Net loans, non-consolidated VIEs	1,619		1,619	1,634
Other assets, non-consolidated VIEs	40		40	80
Total variable interest assets, non-consolidated VIEs	3,697		3,697	4,140
Maximum exposure to loss (CHF million)
Maximum exposure to loss	3,833		3,833	4,270
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	61,779		61,779	66,068
Non-consolidated VIEs | Financial intermediation - Loans
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	895		895	645
Net loans, non-consolidated VIEs	4,815		4,815	6,520
Other assets, non-consolidated VIEs	0		0	0
Total variable interest assets, non-consolidated VIEs	5,710		5,710	7,165
Maximum exposure to loss (CHF million)
Maximum exposure to loss	6,293		6,293	7,936
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	22,630		22,630	31,006
Non-consolidated VIEs | Financial intermediation - Other
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	2,208		2,208	2,905
Net loans, non-consolidated VIEs	2,919		2,919	2,031
Other assets, non-consolidated VIEs	55		55	32
Total variable interest assets, non-consolidated VIEs	5,182		5,182	4,968
Maximum exposure to loss (CHF million)
Maximum exposure to loss	5,561		5,561	5,370
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	16,609		16,609	15,778